Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net loss for the year	$ (52,419)	$ (60,514)	$ (825)
Adjustments for:
Depreciation and amortization	4,616	4,072	2,400
Deferred income tax	(4,902)	(11,118)	(616)
Loss on disposal of rights of use, property, equipment, and intangible assets	(9)	54	132
Expected credit losses from trade receivables	852	887	972
Share-based compensation	12,202	9,217	2,803
Provision for payroll taxes (share-based compensation)	(1,125)	7,611	0
Adjustment of hyperinflation	5,175	2,274	779
Equity results	(1,106)	(587)	(78)
Fair value (gains) losses	2,522	(1,188)	(1,454)
Others and foreign exchange, net	534	666	1,714
Change in operating assets and liabilities
Trade receivables	(3,579)	(16,749)	(10,104)
Recoverable taxes	(671)	(2,692)	(2,215)
Prepaid expenses	3,947	(2,741)	(3,727)
Other assets	(583)	186	(13)
Accounts payable and accrued expenses	5,229	7,417	7,961
Taxes payable	(1,495)	3,102	5,944
Deferred revenue	1,157	12,330	9,641
Other liabilities	745	(364)	(210)
Cash provided by (used in) operating activities	(28,910)	(48,137)	13,104
Income tax paid	(312)	(4,854)	(1,939)
Net cash provided by (used in) operating activities	(29,222)	(52,991)	11,165
Cash flows from investing activities
Dividends received from joint venture	147	0	0
Purchase of short-term investment	(111,612)	(177,816)	0
Redemption of short-term investment	78,011	1,053	0
Purchase of marketable securities	(9,003)	0	(3,846)
Redemption of marketable securities	0	16,857	2,007
Interest and dividend received from short-term investments	1,110	588	1,037
Payment of business acquired	(1,692)	(5,712)	(3,646)
Acquisitions of intangible assets	0	(368)	0
Acquisitions of property and equipment	(340)	(1,383)	(1,648)
Net cash used in investing activities	(43,379)	(166,781)	(6,096)
Cash flows from financing activities
Derivative financial instruments	(746)	0	0
Changes in restricted cash	(348)	246	1,337
Proceeds from the exercise of stock options	567	3,830	313
Net-settlement of share-based payment	(1,615)	(2,705)	0
Capital increase	0	1,000	156,650
Capital increase - proceeds from initial public offering, net of transaction costs	0	296,318	0
Buyback of shares	(12,798)	(2,423)	(129,031)
Payment of loans and financing	(2,651)	(10,886)	(2,999)
Interest paid	(56)	(104)	(186)
Principal elements of lease payments	(1,263)	(913)	(350)
Lease interest paid	(670)	(680)	(775)
Net cash provided by (used in) financing activities	(19,580)	283,683	24,959
Net increase (decrease) in cash and cash equivalents	(92,181)	63,911	30,028
Cash and cash equivalents, beginning of the year	121,006	58,557	29,762
Effect of exchange rate changes	(4,431)	(1,462)	(1,233)
Cash and cash equivalents, end of the year	24,394	121,006	58,557
Non-cash transactions:
Lease liabilities arising from obtaining right-of-use assets	983	494	820
Accounts payable related to buyback of shares	0	0	2,016
Issue of ordinary shares as consideration for a business combination	3	1,469	93
Unpaid amount related to acquisition of non-controlling interest	0	27	0
Unpaid amount related to business combinations	0	8,264	0
Dividends from joint venture used to pay accounts from acquisition of subsidiaries	448	0	0
Transactions with non-controlling interests	$ 13	$ 7	$ 0